Equity Plans and Stock-based Compensation - Assumptions Used in Fair Value Measurement (Details) - Stock options and RSUs to purchase common stock	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 2 months 12 days	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	1.00%	0.50%	1.80%
Expected volatility	54.80%	69.10%	65.40%
Expected dividend rate	0.00%	0.00%	0.00%